Cash generated from operations	6 Months Ended
Jun. 30, 2026
Statement of cash flows [abstract]
Cash generated from operations	Cash generated from operations

	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

Profit before taxation	3,609	1,775
Adjusted for:
Amortisation of tangible and right of use assets	600	558
Finance costs and unwinding of obligations	128	85
Environmental, rehabilitation, silicosis and other provisions	(10)	(46)
Impairment (reversal of impairment), derecognition of assets and (profit) loss on disposal	11	(26)
Other expenses (income) (non-cash portion)	31	82
Finance income	(73)	(71)
Share of associates and joint ventures’ profit	(325)	(63)
Gain on settlement of bonds	(15)	—
Other non-cash movements	(7)	8
Other exchange losses	8	56
Movements in working capital	(161)	(308)
	3,796	2,050

Movements in working capital:
(Increase) decrease in inventories	(43)	19
Increase in trade and other receivables	(151)	(186)
Increase (decrease) in trade and other payables	33	(141)
	(161)	(308)